ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE AND OTHER
ACCOUNTS RECEIVABLE AND OTHER

7.ACCOUNTS RECEIVABLE AND OTHER

December 31,	2015	2014
(millions of Canadian dollars)
Unbilled revenues	2,476	2,218
Trade receivables	1,079	1,168
Taxes receivable	175	522
Regulatory assets	216	567
Short-term portion of derivative assets (Note 24)	791	568
Prepaid expenses and deposits	181	103
Current deferred income taxes (Note 25)	367	245
Dividends receivable	26	26
Other	164	129
Allowance for doubtful accounts	(45)	(42)
	5,430	5,504

Pursuant to a Receivables Purchase Agreement (the Receivables Agreement) executed in 2013, certain trade and accrued receivables (the Receivables) have been sold by certain of EEP’s subsidiaries to an Enbridge wholly-owned special purpose entity (SPE). The Receivables owned by the SPE are not available to Enbridge except through its 100% ownership in such SPE. The Receivables Agreement provides for purchases to occur on a monthly basis through to December 2016, provided accumulated purchases net of collections do not exceed US$450 million at any one point. The value of trade and accrued receivables outstanding owned by the SPE totalled US$317 million ($439 million) and US$378 million ($439 million) as at December 31, 2015 and 2014, respectively.